Borrowings - Schedule of Short Term Borrowings (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Loans from banks (note a)	$ 1,901,497	$ 84,587	$ 107,528
Loans from related parties	299,031	485,747	156,215
Loans from others (note b)	12,965,327	4,305,467	267,297
Short term borrowings	$ 15,165,855	$ 4,875,801	$ 531,040